Debt - Schedule of Line of Credit Facilities (Parenthetical) (Details)	Dec. 31, 2021
Euribor Future
Debt Instrument [Line Items]
Facilities interest rate	0.00%
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Facilities interest rate	0.50%